As filed with the Securities and Exchange Commission on May 17, 2006
                                                 Securities Act File No. 2-88566
                                        Investment Company Act File No. 811-4255

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

                       Pre-Effective Amendment No. ___               [ ]

                       Post-Effective Amendment No. 52               [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940              [X]

                              Amendment No. 52                       [X]

                        (Check appropriate box or boxes)

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

           605 Third Avenue, 2nd Floor, New York, New York 10158-0006
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0006
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

[X]   Immediately upon filing             [ ]   on May 1, 2006 pursuant to
      pursuant to paragraph (b)                 paragraph (b)

[ ]   60 days after filing pursuant       [ ]   on ___________ pursuant to
      to paragraph (a)(1), or                   paragraph (a)(1)

[ ]   75 days after filing pursuant       [ ]   on _______________ pursuant to
      to paragraph (a)(2) or                    paragraph (a)(2) of Rule 485

================================================================================

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 52 to the Registration Statement of Neuberger Berman Advisers Management Trust ("Registrant") incorporates by reference the Statement of Additional Information dated May 1, 2006 that is contained in the Registrant's Post-Effective Amendment No. 51, which was filed with the Securities and Exchange Commission on April 27, 2006.

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PROSPECTUS - MAY 1, 2006

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Neuberger Berman

Advisers
Management
Trust

S CLASS SHARES
Mid-Cap Growth Portfolio

Contents
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ADVISERS MANAGEMENT TRUST
Mid-Cap Growth Portfolio (Class S)...........................................2

YOUR INVESTMENT
Buying and Selling Fund Shares...............................................8

Share Prices.................................................................9

Fund Structure..............................................................10

Distributions and Taxes.....................................................10

Portfolio Holdings Policy...................................................12

THIS PORTFOLIO:
-- is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to qualified pension and retirement plans
-- is designed for investors with long-term goals in mind -- offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if Fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in Fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(c) 2006 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

Mid-Cap Growth Portfolio (Class S)
--------------------------------------------------------------------------------

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         GOAL & STRATEGY

The Fund seeks growth of capital.

Mid-capitalization companies are generally defined as those companies with a total market capitalization within the market capitalization range of the Russell Midcap Index.

The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Managers analyze such factors as:

--   financial condition (such as debt to equity ratio)
--   market share and competitive leadership of the company's products
--   earnings growth relative to competitors
-- market valuation in comparison to a stock's own historical norms and the stocks of other mid-cap companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not alter its policy of investing at least 80% of its assets in stocks of mid-capitalization companies without providing at least 60 days' prior notice to shareholders.

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  Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed in the market than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

[GRAPHIC OMITTED]

  Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the Fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

         2 Advisers Management Trust Mid-Cap Growth Portfolio (Class S)

MAIN RISKS
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Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

By focusing on mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

--   fluctuate more widely in price than the market as a whole
-- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund's performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean lower performance due to increased brokerage costs.

Other Risks

The Fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.

         3 Advisers Management Trust Mid-Cap Growth Portfolio (Class S)

PERFORMANCE
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The charts below provide an indication of the risks of investing in the Fund.
The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

     Year-by-Year % Returns as of 12/31 each year*
--------------------------------------
[GRAPHIC OMITTED]

     Best quarter: Q4 '99, 48.62%
     Worst quarter: Q3 '01, -27.68%

     Average Annual Total % Returns as of 12/31/2005*

                                       Since
                                     Inception
                  1 Year   5 Years   11/3/1997
                  ------   -------   ---------
 Mid-Cap
  Growth
  Portfolio
 (Class S)         13.42     -2.20        9.38
 Russell           12.65      8.45       10.28
  Midcap Index
 Russell           12.10      1.38        6.91
Midcap Growth
  Index
 Index Descriptions:
 The Russell Midcap Index in an unmanaged index of U.S. mid-
 cap stocks.
 The Russell Midcap Growth Index is an
unmanaged index of
 U.S. mid-cap growth stocks.

* Because Class S shares of the fund commenced operations on February 18, 2003, performance from the beginning of the measurement period shown above to 2/18/2003 is that of the Fund's Class I shares. Annual returns would differ only to the extent that Class I shares and Class S shares have different expenses. Class S shares are sold with a distribution (12b-1) and service fee. Class I shares are not offered in this prospectus.

[GRAPHIC OMITTED]

  Performance Measures

The information on this page provides different measures of the Fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes broad-based indices of the U.S. mid-cap equity market and of the portion of that market the Fund focuses on. The Fund's performance figures include all of its expenses; the indices do not include costs of investment.

         4 Advisers Management Trust Mid-Cap Growth Portfolio (Class S)

INVESTOR EXPENSES
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The Fund does not charge you any fees for buying, selling, or exchanging shares.
Your only Fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the Fund. Actual expenses paid by the Fund may vary from year to year. You may participate in the Fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table does not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

     Fee Table

 Shareholder Fees                              N/A

-----------
 Annual operating expenses (% of average net assets)*
 These are deducted from Fund assets, so you pay them indirectly.

            Management fees                    0.83
 Plus:      Distribution (12b-1) fees          0.25
            Other expenses                     0.10

-----------
 Equals:    Total annual operating expenses    1.18

     Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the fee table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

             1 Year     3 Years    5 Years    10 Years
             ------     -------    -------    --------
 Expenses      $120        $375       $649      $1,432

*The figures in the table are based on last year's expenses.

[GRAPHIC OMITTED]

         INVESTMENT MANAGER
Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage over $175 billion in total assets (as of 11/30/2005) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2005, the management/administration fees paid to the Manager were 0.83% of average net assets.

         5 Advisers Management Trust Mid-Cap Growth Portfolio (Class S)

A discussion regarding the basis of the Board of Trustees' approval of the investment advisory contract of the Fund is available in the Fund's annual report for the fiscal year ended December 31, 2005.

PORTFOLIO MANAGERS
The Fund is managed by a team headed by Jon D. Brorson, consisting of the following lead Portfolio Managers, each of whom has managed the Fund since January 2003:

Jon D. Brorson, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios since 1990 for two other investment managers, where he also had responsibility for investment research, sales and trading.

Kenneth J. Turek, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of Fund shares.

         6 Advisers Management Trust Mid-Cap Growth Portfolio (Class S)

FINANCIAL HIGHLIGHTS
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
                        Year Ended December 31,                              2003(1)      2004    2005
---------------------------------------------------------------------        -------      -----   -----
 Per-share data ($)
 Data apply to a single share throughout each period indicated.
 You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
                          Share price (NAV) at beginning of year               11.15      15.28   17.73
 Plus:                    Income from investment operations
                          Net investment loss                                  (0.09)     (0.11)  (0.11)
                          Net gains/losses - realized and unrealized            4.22       2.56    2.49
                          Subtotal: income from investment operations           4.13       2.45    2.38
 Equals:                  Share price (NAV) at end of year                     15.28      17.73   20.11

-----------
 Ratios (% of average net assets)
 The ratios show the Fund's expenses and net investment loss, as they actually are as well as how they would have been
if certain  expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.
 Net expenses - actual                                                          1.11(2)    1.15    1.16
 Gross expenses(3)                                                              1.11(2)    1.16    1.17
 Expenses(4)                                                                    1.13(2)    1.17    1.18
 Net investment loss - actual                                                  (0.71)(2)  (0.70)  (0.61)

-----------
 Other data
 Total return shows how an investment in the Fund would have performed over the period, assuming all distributions were reinvested.
 The turnover rate reflects how actively the fund bought and sold securities.
 Total return(%)(5)(6)                                                         37.04(7)   16.03   13.42
 Net assets at end of year (in millions of dollars)                              6.3       15.0    22.8
 Portfolio turnover rate (%)                                                     161(8)      92      64

The above figures have been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

This information does not reflect insurance product or qualified plan expenses. If such expenses were reflected, returns would be less than those shown.

(1) Period from 2/18/03 (beginning of operations) to 12/31/03.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no waiver of investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies. Qualified plans that are direct shareholders of the Fund are not affected by insurance related expenses.

(6) Would have been lower if Neuberger Berman Management Inc. had not waived certain expenses.

(7) Not annualized.

(8) Portfolio turnover is calculated at the Fund level. Percentage indicated was for the year ended December 31, 2003.

         7 Advisers Management Trust Mid-Cap Growth Portfolio (Class S)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
-- satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent exchanges in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market- timing activities by Fund shareholders, the Fund's trustees have adopted market-timing policies and have approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that Neuberger Berman Management Inc. believes is trying to "time the market" or is otherwise making exchanges that Neuberger Berman Management Inc. believes to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any investment order or exchange; or change, suspend or revoke the exchange privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring exchange activity in the Fund, identifying excessive exchange patterns and warning or prohibiting shareholders who trade excessively from making further exchanges in Fund shares. In its efforts to limit excessive exchanges, it is the Fund's policy to limit excessive exchanges in a manner that applies to all investors consistently with no favorable treatment to any individual or group; however, the right reserved above could result in different treatment of different investors. Further, because the Fund and Neuberger Berman Management Inc. do not deal directly with variable contract owners or plan participants, and because market-timing activity may be detected after it occurs, there can be no assurance that the Fund or Neuberger Berman Management Inc. will mitigate or eliminate all market-timing activity. By their nature, insurance company separate accounts and qualified plans, for which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors or participants from the Fund. This makes it more difficult for the fund or Neuberger Berman Management Inc. to identify market-timing activity in the Fund.

Neuberger Berman Management Inc. may also seek the cooperation of insurance companies or qualified plan administrators in attempting to limit excessive exchanges by variable contract owners or qualified plan participants and the Fund will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will

                                8 Your Investment
share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.

--   SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.

The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell Fund shares. The Fund's share price, however, will not change until the next time it is calculated.

[GRAPHIC OMITTED]

  Share Price Calculations

The price of a share of the Fund is the total value of the Fund's assets minus its liabilities, divided by the total number of Fund shares outstanding. Because the value of the Fund's securities changes every business day, the share price usually changes as well.

The Fund values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market markers. The Fund may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In certain cases, events that occur after markets have closed may render certain prices unreliable or reliable market quotes may not be available. When the Fund believes a market price does not reflect the amount that the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's net asset value calculation. The Fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of these securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer; (2) governmental actions that affect

                                9 Your Investment
securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.

The use of fair value estimates could affect the Fund's share price. Estimated fair value may involve greater reliance on the manager's judgment and available data bearing on the value of the security and the state of the markets, which may be incomplete. The estimated fair value of a security may differ from the value that would have been assigned to a security had other sources, such as the last trade price, been used and, because it is an estimate, it may not reflect the price that the Fund would actually obtain if it were to sell the security.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you can't buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

--   FUND STRUCTURE
While Neuberger Berman Management Inc. and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.

The Fund uses a "multiple class" structure. The Fund offers Class I and Class S shares that have identical investment programs but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates only to Class S shares of the Fund.

--   DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed -- -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.

Other tax-related considerations -- -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment

                               10 Your Investment
company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.

[GRAPHIC OMITTED]

  Insurance and Qualified Plan Expenses

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or your qualified plan; for those fees, you will need to see the prospectus for your variable contract or your qualified plan documentation.

[GRAPHIC OMITTED]

  Distribution and Services

Class S shares of the Fund have a Distribution and Shareholder Services Plan (also known as a "12b-1 plan") that provides for payment to Neuberger Berman Management Inc. of a fee in the amount of 0.25% ("12b-1 fee") per year of the Fund's assets. The 12b-1 fee compensates Neuberger Berman Management Inc. for distribution and shareholder services to the Fund. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges (which the Fund does not have).

Neuberger Berman Management Inc. may, in turn, pay all or a portion of the proceeds from the 12b-1 fee to insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. These services may

                               11 Your Investment
include providing information about the Fund, teleservicing support, and delivering Fund documents, among others. Payment for these services may help promote the sale of the Fund's shares. Neuberger Berman Management Inc. may also use its own resources, including revenues from other fees paid to Neuberger Berman Management Inc. from the Fund, to pay expenses for services primarily intended to result in the distribution of the Fund's shares. Amounts paid to intermediaries may be greater or less than the 12b-1 fee paid to Neuberger Berman Management Inc. under the Distribution and Shareholder Services Plan. These payments may encourage intermediaries participating in the Fund to render services to variable contract owners and qualified plan participants, and may also provide incentive for the intermediaries to make the Fund's shares available to their current or prospective variable contract owners and qualified plan participants, and therefore promote distribution of the Fund's shares.

--   PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/ prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.

                               12 Your Investment

[GRAPHIC OMITTED]

Neuberger Berman Advisers Management Trust
Mid-Cap Growth Portfolio (Class S) Shares

If you'd like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports -- The shareholder reports offer information about the Fund's recent performance, including:

--   a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affect the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

Statement of Additional Information (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC

[GRAPHIC OMITTED]

      Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED]

      C0423 05/06 SEC file number: 811-4255

[GRAPHIC OMITTED]

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                  POST-EFFECTIVE AMENDMENT NO. 52 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits
-----------------

Exhibit Number           Description
---------------          -------------------------------------------------------
(a)   (1)                Trust Instrument of Registrant.(1)

      (2)                Amended and Restated Certificate of Trust of the
                         Registrant.(8)

      (3)                Amendment to Trust Instrument dated November 9,
                         1998.(8)

      (4) Schedule A to Trust Instrument of Registrant designating Series of Registrant.(15)

      (5) Schedule A to Trust Instrument of Registrant designating Series of Registrant.(18)

(b)   (1)                By-laws of Registrant.(1)

      (2)                Amendment to By-laws dated November 11, 1997.(5)

      (3)                Amendment to By-laws dated November 9, 1998.(8)

(c)   (1)                Trust Instrument of Registrant, Articles IV, V and
                         VI.(1)

      (2)                By-laws of Registrant, Articles V, VI and VIII.(1)

(d)   (1)                Form of Management Agreement Between Registrant and
                         Neuberger Berman Management Inc.(17)

      (2) Form of Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC with Respect to Registrant.(17)

      (3) Amended Schedules to Management Agreement Between Registrant and Neuberger Berman Management Inc.(18)

      (4) Amended Schedule A to Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC with Respect to Registrant.(18)

Exhibit Number           Description
---------------          -------------------------------------------------------
(e)   (1)                Form of Distribution Agreement Between Registrant and
                         Neuberger Berman Management Inc. for Class I
                         Shares.(17)

      (2) Form of Distribution and Services Agreement Between Registrant and Neuberger Berman Management Inc. for Class S Shares.(17)

      (3) Amended Schedule A to Distribution and Services Agreement Between Registrant and Neuberger Berman Management Inc. for Class S Shares.(19)

(f)                      Bonus or Profit Sharing Contracts. None.

(g)   (1)                Custodian Contract Between Registrant and State Street
                         Bank and Trust Company.(2)

      (2) Letter Agreement adding the International Portfolio of Registrant to the Custodian Contract.(1)

      (3) Schedule A to the Custodian Contract designating approved foreign banking institutions and securities depositories.(11)

      (4)                Custodian Fee Schedule.(3)

      (5) Letter Agreement adding the Mid-Cap Growth and Guardian Portfolios of Registrant to the Custodian Contract and Transfer Agency Agreement.(4)

      (6) Schedule designating Series of Registrant subject to Custodian Contract.(7)

      (7) Letter Agreement adding the Socially Responsive Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement.(7)

      (8) Letter Agreement adding the Regency Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement. (13)

      (9) Letter Agreement adding the Fasciano and Focus Portfolios of Registrant to the Custodian Contract and Transfer Agency Agreement.(14)

      (10) Letter Agreement adding the Real Estate Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement.(15)

      (11) Letter Agreement adding the High Income Bond Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement.(18)

Exhibit Number           Description
---------------          -------------------------------------------------------
(h)   (1)                Transfer Agency Agreement Between Registrant and State
                         Street Bank and Trust Company.(2)

      (2) Administration Agreement for I Class Shares Between Registrant and Neuberger Berman Management Inc.(14)

      (3) Administration Agreement for S Class Shares Between Registrant and Neuberger Berman Management Inc.(16)

      (4)                Form of Fund Participation Agreement.(11)

      (5) Letter Agreement adding the International Portfolio of Registrant to the Transfer Agency Agreement.(1)

      (6) Letter Agreement adding the Mid-Cap Growth and Guardian Portfolios of Registrant to the Transfer Agency Agreement.(4)

      (7) Expense Limitation Agreement between Registrant, on behalf of the Mid-Cap Growth and Guardian Portfolios, and Neuberger Berman Management Inc.(11)

      (8) Schedule designating series of Registrant subject to the Transfer Agency Agreement.(7)

      (9) Expense Limitation Agreement between Registrant, on behalf of the Socially Responsive Portfolio, and Neuberger Berman Management, Inc.(11)

      (10) Letter Agreement adding the Socially Responsive Portfolio of Registrant to the Transfer Agency Agreement.(7)

      (11) Expense Limitation Agreement between Registrant, on behalf of the Balanced, Growth, Limited Maturity Bond and Partners Portfolios, and Neuberger Berman Management Inc.(14)

      (12) Expense Limitation Agreement between Registrant, on behalf of the Fasciano, Focus, Guardian, International, Regency, Liquid Asset, MidCap Growth, Socially Responsive and REIT Portfolios, and Neuberger Berman Management Inc.(16)

      (13) Form of Distribution and Administrative Services Agreement on behalf of Registrant. (17)

Exhibit Number           Description
---------------          -------------------------------------------------------
      (14)               Form of Services Agreement on behalf of Registrant.(17)

      (15) Amended Schedules of Administration Agreement for S Class Shares Between Registrant and Neuberger Berman Management Inc.(19)

      (16) Expense Limitation Agreement between Registrant, on behalf of the High Income Bond Portfolio, and Neuberger Berman Management Inc.(18)

(i)                      Legal Opinion of Dechert LLP.(20)

(j)   (1)                Consent of Independent Registered Public Accounting
                         Firm.(20)

      (2) Consent of Independent Registered Public Accounting Firm (High Income Bond Portfolio).(20)

(k)                      Financial Statements Omitted from Prospectus.  None.

(l)                      Initial Capital Agreements.  None.

(m)   (1)                Plan Pursuant to Rule 12b-1 (non-fee).(14)

      (2)                Plan Pursuant to Rule 12b-1 (Class S).(16)

      (3)                Amended Schedules to Plan Pursuant to Rule 12b-1
                         (Class S).(19)

(n)   (1)                Rule 18f-3 Plan.(16)

(p)   (1)                Code of Ethics.(11)

      (2)                Amended and Restated Code of Ethics.(14)

----------

1. Incorporated by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000091.

2. Incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-96-000107.

3. Incorporated by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000094.

4. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000256.

5. Incorporated by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000094.

6. Incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000180.

7. Incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000266.

8. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-99-000074.

9. Incorporated by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000891554-99-000822.

10. Incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001005477-00-001512.

11. Incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001005477-00-003567.

12. Incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001053949-00-000027.

13. Incorporated by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001053949-01-500090.

14. Incorporated by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000950136-02-001220.

15. Incorporated by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001145236-02-000157.

16. Incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001206774-02-000046.

17. Incorporated by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001206774-02-000046.

18. Incorporated by reference to Post-Effective Amendment No. 47 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000894579-04-000109.

19. Incorporated by reference to Post-Effective Amendment No. 49 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-05-000266.

20. Incorporated by reference to Post-Effective Amendment No. 51 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000894579-06-000177.

Item 24. Persons Controlled By or Under Common Control with Registrant
----------------------------------------------------------------------

        No person is controlled by or under common control with the Registrant

Item 25. Indemnification:
-------------------------

        A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding ("Action") in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or
(iii) by written opinion of independent legal counsel based upon a review of readily available facts.

        Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the present or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

        Section 9 of the Management Agreement between Advisers Managers Trust and Neuberger Berman Management Incorporated ("NB Management") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any Series of Advisers Managers Trust (each a "Portfolio") at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to Advisers Managers Trust or a Series of Advisers Managers Trust or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of NB Management's duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a Trustee or officer of Advisers Managers Trust against any liability to Advisers Managers Trust or a Series or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Advisers Managers Trust.

        Section 1 of the Sub-Advisory Agreement between Advisers Managers Trust and Neuberger Berman, LLC ("Sub-Adviser") provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, the Sub-Adviser will not be subject to liability for any act or omission or any loss suffered by any Series of Advisers Managers Trust or its interest holders in connection with the matters to which the Agreement relates.

        Section 9.1 of the Administration Agreement between the Registrant and NB Management provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management in good faith and with due care in accordance with such instructions, or with the advice or opinion, of legal counsel for a Portfolio of the Trust or for the Administrator in respect of any matter arising in connection with the Administration Agreement. NB Management shall be protected in acting upon any such instructions, advice or opinion and upon any other paper or document delivered by a Portfolio or such legal counsel which NB Management believes to be genuine and to have been signed by the proper person or persons, and NB Management shall not be held to have notice of any change of status or authority of any officer or representative of the Trust, until receipt of written notice thereof from the Portfolio. Section 12 of the Administration Agreement provides that each Portfolio of the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement with respect to such Portfolio; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such Portfolio; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such Portfolio; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Portfolio, and not from assets belonging to any other Portfolio of the Registrant. Section 13 of the Administration Agreement provides that NB Management will indemnify each Portfolio of the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Portfolio of the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. A Portfolio of the Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Portfolio or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

        Section 10(f) of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Portfolio for the Registrant's performance of the Agreement by the Registrant on behalf of such Portfolio, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Adviser and Sub-Adviser
------------------------------------------------------------------

        Information as to the directors and officers of Neuberger Berman Management Inc. ("NB Management"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of NB Management in the last two years, is included in its application for registration as an investment adviser on

Form ADV (File No. 801-8259) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

        Information as to the directors and officers of Neuberger Berman, LLC (the "Sub-Adviser"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Sub-Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-3908) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 27. Principal Underwriters
-------------------------------

        (a) Neuberger Berman Management Inc., the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                          Neuberger Berman Equity Funds
                          Neuberger Berman Income Funds

        (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV, filed by NB Management with the U.S. Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-8259).

        (c) No commissions or compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28. Location of Accounts and Records
-----------------------------------------

        All accounts, books and other documents required to be maintained by
Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and Bylaws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 29. Management Services
----------------------------

        Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings
---------------------

        None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 52 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 17th day of May, 2006.

                                              NEUBERGER BERMAN
                                              ADVISERS MANAGEMENT TRUST

                                              By:  /s/ Peter Sundman
                                                   -----------------------------
                                                   Peter Sundman
                                                   Chairman, Principal Executive
                                                   Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 51 to the Registration Statement of Neuberger Berman Advisers Management Trust has been signed below by the following trustees and officers of the Registrant in the capacities and on the date indicated.

SIGNATURE                       TITLE                          DATE
----------------------------    ---------------------------    -----------------
/s/ Peter Sundman               Chairman and Trustee           May 17, 2006
----------------------------    (Chief Executive Officer)
Peter Sundman

/s/ John M. McGovern            Treasurer                      May 17, 2006
----------------------------    (Principal Financial and
John M. McGovern                 Accounting Officer)

                                Trustee                        May 17, 2006
----------------------------
John Cannon*

                                Trustee                        May 17, 2006
----------------------------
Faith Colish*

                                Trustee                        May 17, 2006
----------------------------
C. Anne Harvey*

SIGNATURE                       TITLE                          DATE
----------------------------    ---------------------------    -----------------
                                Trustee                        May 17, 2006
----------------------------
Barry Hirsch*

                                Trustee                        May 17, 2006
----------------------------
Robert A. Kavesh*

                                Trustee                        May 17, 2006
----------------------------
Howard A. Mileaf*

                                Trustee                        May 17, 2006
----------------------------
Edward I. O'Brien*

                                Trustee                        May 17, 2006
----------------------------    (President)
Jack L. Rivkin*

                                Trustee                        May 17, 2006
----------------------------
William E. Rulon*

                                Trustee                        May 17, 2006
----------------------------
Cornelius T. Ryan*

                                Trustee                        May 17, 2006
----------------------------
Tom Decker Seip*

                                Trustee                        May 17, 2006
----------------------------
Candace L. Straight*

                                Trustee                        May 17, 2006
----------------------------
Peter P. Trapp*

*     By:  /s/ Peter Sundman
           ---------------------
           Peter Sundman
           Attorney-in-Fact **

**    Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A on April 27, 2006.